ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 6) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233	$ 7,093,653
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,198,865	6,186,760
Senior Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	844,898	337,166
Senior Bonds [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,331,255	866,936
Senior Bonds [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,073,847	832,978
Senior Bonds [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,104,547	1,177,081
Senior Bonds [Member] | Due After 4 Years But Within 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	421,918	902,647
Senior Bonds [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 2,422,400	$ 2,069,952